Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.
INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Cost:
Trademark	652,911	679,384
Software	45,223	45,942
Customer relationship	95,303	99,063
Technique	45,383	52,263
Non-compete	6,900	6,900
Total cost	845,720	883,552
Less: accumulated amortization (i)	(286,012)	(346,043)
Intangible assets, net	559,708	537,509
(i)
In 2024, considering the change of sales strategy with certain UK-based distributor involving in Eve Lom business, the Group determined to shorten remaining useful life of related Customer Relationship from 6.25 years to 3.75 years. Additional amortization costs of Customer Relationship due to such change recognized for the year ended December 31, 2024 were RMB46,072.

Amortization costs recognized for the years ended December 31, 2023, 2024 and 2025 were RMB61,077, RMB112,631 and RMB49,251 respectively.

No impairment was recorded for the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2025, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2026	48,312
2027	46,826
2028	46,702
2029	46,577
2030 and thereafter	349,092
Total expected amortization expense	537,509